employee future benefits - Other defined benefit plans (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
employee future benefits
Other defined benefits		CAD 1
Other defined benefit plans
employee future benefits
Other defined benefits	CAD 0	1
Financing cost	1	2
Other re-measurements recorded in other comprehensive income	0	CAD 0
First year | Other defined benefit plans
employee future benefits
Estimated future benefit payments	2
2 years hence | Other defined benefit plans
employee future benefits
Estimated future benefit payments	2
3 years hence | Other defined benefit plans
employee future benefits
Estimated future benefit payments	2
4 years hence | Other defined benefit plans
employee future benefits
Estimated future benefit payments	2
5 years hence | Other defined benefit plans
employee future benefits
Estimated future benefit payments	2
2023-2027 | Other defined benefit plans
employee future benefits
Estimated future benefit payments	CAD 7